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                              THE MAINSTAY FUNDS
                               CONVERTIBLE FUND
                            STRATEGIC INCOME FUND
                             STRATEGIC VALUE FUND

                       SUPPLEMENT DATED AUGUST 23, 1999
                     TO THE PROSPECTUS DATED MAY 1, 1999



Page 125 of the prospectus is revised to reflect that Denis Laplaige is a portfolio manager of the Convertible Fund. Page 126 of the prospectus is revised to reflect that Thomas Wynn is a portfolio manager of the Strategic Value Fund and to delete the reference to the Strategic Income Fund.